Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Deferred government subsidies	$ 537,645	$ 910,709
Taxes payable	48,719	54,174
Wages payable	108,214	105,079
Interest payable	176,897	304,222
Other payables and accruals	2,300,096	669,646
Total	$ 3,171,571	$ 2,043,830